Prepayments and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Assets, Net [Abstract]
Schedule of prepayments and other assets, net
	As of December 31, 2022	As of December 31, 2021

Deposits (a)	$9,149	$8,414
Prepayments for goods and services	4,004	2,470
VAT recoverable (b)	3,843	5,081
Prepayments for long-lived assets (c)	15,789	15,998
Advances to employees	63	228
Others	538	924
Prepayments and other assets	33,386	33,115
Less: Provisions for prepayments and other assets	(454)	(439)
Prepayments and other assets, net	32,932	32,676
Less: Prepayments and other current assets, net	(18,292)	(17,934)
Other non-current assets	$14,640	$14,742

(a)	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.

(b)	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.

(c)	Prepayments for long-lived assets represent mainly prepayments for constructions of logistic stations.

Schedule of movement of allowance of doubtful accounts
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

Beginning balance	$439	$591	$382
Provisions for prepayments and other assets	54	-	173
Written-off	-	(164)	-
Exchange rate effect	(39)	12	36
Ending balance	$454	$439	$591